Filed with the U.S. Securities and Exchange Commission on July 22, 2016
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 109	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 110	☒
(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

 (Registrant's Telephone Number, including Area Code): (414) 765-5586

Michael D. Barolsky, Vice President and Secretary
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

As soon as practical after the effective date of this Registration Statement
 (Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective
☐	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION
Dated July 22, 2016

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Premise Capital Frontier Advantage Diversified Tactical ETF
(TCTL)
Listed on [  ]

PROSPECTUS
[  ], 2016

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 Premise Capital Frontier Advantage Diversified Tactical ETF

INVESTMENT PRODUCTS: ☐ ARE NOT FDIC INSURED ☐ MAY LOSE VALUE ☐ ARE NOT BANK GUARANTEED
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Fund Summary

Investment Objective
The  Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the  Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.00%
Acquired Fund Fees and Expenses*	0.21%
Total Annual Fund Operating Expenses	1.06%
* Estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$108	$337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies of the Fund
The Fund is a “fund of funds” that employs a “passive management”—or indexing—investment approach designed to track the performance of the Index. The rules-based Index measures the performance of a diversified portfolio of exchange traded funds (“ETFs”) representing common global equity, fixed income, and cash asset classes.

The Index

The Index consists of an investible portfolio of ETFs (“Underlying ETFs”) with exposure to major U.S. and non-U.S. asset classes. The weighting of each Underlying ETF is adjusted to (i) reduce exposure to individual asset classes determined to be in a downward trend (the “Trend Adjustment”) and (ii) reduce overall exposure to equity asset classes from an aggressive posture of approximately 90% equities (10% fixed income and cash) toward a conservative posture of approximately 10% equities (90% fixed income and cash) as the aggregate size of equity asset classes determined to be in a downward trend grows (the “Risk Adjustment”).

The Index universe consists of cash and Underlying ETFs that each principally track the performance of one of the following assets classes:

Fixed Income Asset Classes	Equity Asset Classes
Short Term	U.S. Large Cap	Developed International
Intermediate Term	U.S. Large Cap Growth	Developed International Small Cap
Long Term	U.S. Large Cap Value	Emerging Market
High Yield (Junk Bonds)	U.S. Mid Cap	Real Estate
Inflation Protected	U.S. Small Cap

The Underlying ETFs used by the Index are generally the largest, most liquid ETF tracking the performance of the applicable asset class.
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Construction of the Index begins by determining the expected rate of return for each asset class (the “Market Expected Return”) using a mathematical model (the “Allocation Model”) designed to calculate such returns based on the standard deviation of each asset class and correlation of each asset class to the other asset classes over the past ten years and the current market capitalization of each asset class. In other words, the model uses the amount investors currently have invested in each asset class, plus the historical performance of each asset class, to calculate the expected return for each asset class, rather than the particular views of the Fund’s investment adviser.

The Index then utilizes a proprietary intermediate trend following algorithm (the “Trend Algorithm”) to determine whether each asset class is in an “upward” or “downward” trend. The Trend Algorithm considers a number of trend-related data points such as the direction of an asset class’ performance, the extent to which any trend in such performance is accelerating or decelerating, and the degree of variability in performance to determine whether an asset class’ performance trend is “upward” or “downward” over an intermediate time frame (generally 1–3 years).

The Trend Adjustment is then implemented by optimizing the Index’s weighting of each asset class using the Allocation Model. If the Trend Algorithm determines an asset class is in an upward trend, the Allocation Model assumes the expected rate of return of the asset class is the Market Expected Return.  If the Trend Algorithm determines an asset class is in a downward trend, the Allocation Model assumes the expected rate of return of the asset class is 0%, causing the asset class to be underweighted.  The Index may weight one or more asset classes at 0% from time to time depending on the outcome of the Trend Adjustment and Allocation Model.

The Risk Adjustment is then implemented based on the aggregate size of the equity asset classes determined to be in a downward trend by the Trend Algorithm.  When all equity asset classes are determined to be in an upward trend, the Index’s allocation to equity asset classes will reflect the Index’s most aggressive posture (approximately 90% equities and 10% fixed income and cash). As one or more equity asset classes is determined to be in a downward trend, the Index’s allocation to equity asset classes will shrink as the aggregate size of the equity asset classes determined to be in a downward trend grows. When all equity asset classes are determined to be in a downward trend, the Index’s allocation to equity asset classes will reflect its most conservative posture (approximately 10% equities and 90% fixed income and cash).

Additionally, the Index’s weighting of certain assets classes is limited such that the following weights will not be exceeded at the time of each rebalance: High Yield Fixed Income (20%), Inflation Protected Fixed Income (25%), U.S. Mid and Small Cap Equity (combined) (25%), Developed International and Developed International Small Cap Equity (combined) (50%), Emerging Markets Equity (20%), and Real Estate (15%). The Allocation Model will determine how to optimally redistribute any amounts exceeding the above constraints to the remaining asset classes.

The Index is rebalanced annually in March and any time the Trend Algorithm determines that the trend for one or more asset classes has changed from upward to downward, or vice versa. At the time of each rebalance, the Index’s Risk Adjustment will determine the proportion of the Index allocated to equity asset classes and to fixed income and cash asset classes. The weight for each individual asset class is calculated at the time of each rebalance based on the expected rate of return for each asset class (i.e., either the Market Expected Return or 0%, depending on the asset class’ trend) and the ten-year standard deviation and correlation of each asset class. Asset classes with an upward trend and the largest market capitalizations will receive the largest weightings in the Index.

The Index is owned by Premise Capital, LLC, the Fund’s investment adviser (“Premise” or the “Adviser”), and was developed in 2016 for the purpose of launching the Fund.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics are expected to closely resemble the risk, return, and other characteristics of the Index as a whole.

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Principal Risks of Investing in the Fund
The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The following risks could affect the value of your investment in the Fund:

●
Currency Exchange Rate Risk. The Fund may invest in Underlying ETFs that invest primarily in equity securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Underlying ETFs and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

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●
Emerging Markets Risk. The Fund may invest in Underlying ETFs that primarily invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability to buy, sell or otherwise transfer such securities, adversely affect the trading market and price for such securities and causing the Fund to decline in value.

●
Equity Market Risk. The Fund may invest in Underlying ETFs that invest primarily in common stocks. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund or its Underlying ETFs invest.

●
Fixed Income Securities Risk. The Fund may invest in Underlying ETFs that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

○
Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

○
Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

○	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

○
Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates, which may increase interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

○
Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the proceeds may have to be invested in securities with lower yields.

○	Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult to dispose of them if the issuer defaults.

●
Foreign Securities Risk. The Fund may invest in Underlying ETFs that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in foreign securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be enhanced for securities of companies organized in emerging market nations.

●
High-Yield Securities Risk. The Fund may invest in Underlying ETFs that primarily invest in high-yield securities (also known as “junk bonds”). Although high-yield securities generally pay higher rates of interest than investment grade bonds, high-yield securities are speculative, high risk investments that may cause income and principal losses for such Underlying ETFs and consequently, negatively affect the value of the Fund’s investment in such Underlying ETFs. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s exposure to high-yield securities may subject it to a substantial degree of credit risk.

●
Investment Company Risk. The risks of investment in investment companies, such as ETFs, typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

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●
Models and Data Risk.  The Index relies heavily on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks.

●
No Operating History Risk. The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Additionally, the Adviser has not previously managed a registered investment company, which may increase the risks associated with investments in the Fund.

●
Passive Investment Risk. The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

●
REIT Investment Risk. The Fund may invest in Underlying ETFs that primarily invest in real estate investment trusts (“REITs”). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

●
Shares May Trade at Prices Other Than Net Asset Value (“NAV”). As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●
Small and Mid-Sized Company Stock Risk. The Fund may invest in Underlying ETFs that primarily invest in the common stock of small- or mid-sized companies. Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small- to mid-sized company stocks tend to be more volatile and less liquid than large company stocks.

●
Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Performance information is also available on the Fund’s website at www.premisefunds.com.

Management
Premise Capital, LLC serves as investment adviser to the Fund. Britton H. Reynolds, Portfolio Manager of Premise, has been the Fund’s portfolio manager since its inception in 2016.

Purchase and Sale of Fund Shares
Shares are listed on a national securities exchange, such as [  ] (“[  ]” or the “Exchange”), and most investors will buy and sell Shares through brokers at market prices, rather than NAV. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (“APs”) (typically, broker-dealers) may purchase or redeem. Creation Units generally consist of 50,000 Shares, though this may change from time to time. The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities closely approximating the holdings of the Fund (the “Deposit Securities”) and/or a designated amount of U.S. cash.

Tax Information
Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is in an individual retirement account (“IRA”) or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Financial Intermediary Compensation
If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser or its affiliates may pay Intermediaries for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing, educational training or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.
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Additional Information About The Index

The Index is calculated by an independent third-party calculation agent that is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

The Trend Adjustment is implemented by optimizing the Index’s allocation to each asset class using the Allocation Model and assuming the expected rate of return of each asset class determined to be in a downward trend is 0% and the expected rate of return of each asset class determined to be in a upward trend is the Market Expected Return. However, because the Allocation Model assumes that the likelihood of a 0% return for any given asset class is less than 100%, asset classes determined to be in a downward trend are not necessarily removed from the Index (i.e., weighted at 0%), but rather are underweighted as a result of the Trend Adjustment.

The non-cash asset classes in the Index universe and the ETFs used by the Index to track the performance of each asset class are as follows:

Equity Asset Classes	ETF	Ticker
U.S. Large Cap	SPDR® S&P 500® ETF Trust	SPY
U.S. Large Cap Growth	iShares S&P 500 Growth ETF	IVW
U.S. Large Cap Value	iShares Core S&P 500 ETF	IVV
U.S. Mid Cap	SPDR® S&P MIDCAP 400® ETF Trust	MDY
U.S. Small Cap	iShares Core S&P Small-Cap ETF	IJR
Developed International	iShares MSCI EAFE ETF	EFA
Developed International Small Cap	Vanguard FTSE All-World ex-US Small-Cap ETF	VSS
Emerging Market	iShares MSCI Emerging Markets ETF	EEM
Real Estate	iShares Cohen & Steers REIT ETF	ICF

Fixed Income Asset Classes	ETF	Ticker
Short Term	Vanguard Short-Term Bond Index Fund ETF Shares	BSV
Intermediate Term	iShares Core U.S. Aggregate Bond ETF	AGG
Long Term	iShares 20+ Year Treasury Bond ETF	TLT
High Yield (Junk Bonds)	iShares iBoxx $ High Yield Corporate Bond ETF	HYG
Inflation Protected	iShares TIPS Bond ETF	TIP

Additional Information About the Fund

Investment Objective. The Fund’s investment objective has been adopted as a non-fundamental investment policy and may be changed without shareholder approval upon written notice to shareholders.

Investment Strategy. The Fund generally may invest up to 20% of its total assets in securities not included in the Index, but which the Fund believes will help it track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

Under normal circumstances, as long as the Fund invests at least 80% of its assets (exclusive of collateral held from securities lending) in the component securities of the Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of ETFs not included in the Index but that track the performance of one of the asset classes included in the Index to improve the overall liquidity of the Fund or to avoid certain tax consequences (e.g., wash sales).

Principal Investment Risks. This section provides additional information regarding the principal risks described under “Principal Risks of Investing in the Fund” in the Fund Summary. Each of the factors below could have a negative impact on Fund performance and trading prices.

High-Yield Securities Risk
The Fund may invest and transact in Underlying ETFs that primarily invest in unrated or lower-rated fixed income securities and other instruments, sometimes referred to as “high yield” or “junk” bonds. Lower-rated securities may include securities that have the lowest rating or are in default. Investing in lower-rated or unrated securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities, including a high degree of credit risk. Lower-rated or unrated securities may be regarded as predominately speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers/issues of lower-rated or unrated securities may be more complex than for issuers/issues of higher quality debt securities. Lower-rated or unrated securities may be more susceptible to losses and real or perceived adverse economic and competitive industry conditions than higher-grade securities. Securities that are in the lowest rating category are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, and to be unlikely to have the capacity to pay interest and repay principal. The secondary markets on which lower-rated or unrated securities are traded may be less liquid than the market for higher-grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the value of such investments. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated or unrated securities, especially in a thinly traded market. It is possible that a major economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is possible that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default of such securities. Furthermore, with respect to certain residential and commercial mortgage-backed securities, it is difficult to obtain current reliable information regarding delinquency rates, prepayment rates, servicing records, as well as updated cash flows. The use of credit ratings as the sole method of evaluating lower-rated or unrated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was rated.
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Fixed Income Securities Risk
The Fund may invest in Underlying ETFs that invest primarily in fixed income securities. Fixed income securities, such as bonds and certain asset-backed securities, involve certain risks, which include:

Credit Risk. Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Underlying ETF’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than the value of shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Interest Rate Risk. Generally, the value of fixed income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. An Underlying ETF may take steps to attempt to reduce the exposure of its portfolio to interest rate changes; however, there can be no guarantee that the Fund will take such actions or that the Fund will be successful in reducing the impact of interest rate changes on the portfolio. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Variable and Floating Rate Instrument Risk. The absence of an active market for these securities could make it difficult for the Underlying ETF to dispose of them if the issuer defaults.

Emerging Markets Risk.
The Fund may invest in Underlying ETFs that primarily invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of an Underlying ETF to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Underlying ETF shares and cause the Fund to decline in value.
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Equity Market Risk
 Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

Foreign Securities Risk
The Fund may invest in Underlying ETFs that invest primarily in foreign securities. Investments in foreign securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in foreign securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a foreign issuer than a U.S. issuer. Foreign issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in foreign securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Underlying ETF does not price its shares, the value of the securities in the ETF’s portfolio may change on days when shareholders will not be able to purchase or sell the Underlying ETF’s or the Fund’s shares. Conversely, the Underlying ETF’s and the Fund’s shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Investment Company Risk
The Fund may invest in shares of investment companies, such as ETFs, that invest in a wide range of instruments designed to track the performance of a particular securities market index (or sector of an index). The risks of investment in these securities typically reflect the risks of the types of instruments in which the investment company invests. When the Fund invests in investment company securities, shareholders of the Fund bear indirectly their proportionate share of their fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an investment company could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the investment company) to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the investment company. Additionally, there may not be an active trading market available for shares of some ETFs. Shares of an ETF may also may trade in the market at a premium or discount to their NAV.

Models and Data Risk
 When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Index and the Fund to potential risks.  For example, by relying on Models and Data, the Index may overweight asset classes that are trending downward or underweight asset classes that are trending upward.

Some of the models used to construct the Index are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses for the Fund. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

No Operating History Risk
 The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Passive Investment Risk
The Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.
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REIT Investment Risk
 Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. In addition, to the extent the Fund holds interests in REITs, it is expected that investors in the Fund will bear two layers of asset-based management fees and expenses (directly at the Fund level and indirectly at the REIT level). The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action such as the exercise of eminent domain; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.

In addition to these risks, residential/diversified REITs and commercial equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund expects that dividends received from a REIT and distributed to Fund shareholders generally will be taxable to the shareholder as ordinary income. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Shares May Trade at Prices Other Than NAV
As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price and the NAV vary significantly, including due to supply and demand of the Fund’s Shares and/or during periods of market volatility. Thus, you may pay more (or less) than NAV intra-day when you buy Shares in the secondary market, and you may receive more (or less) than NAV when you sell those Shares in the secondary market. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Because securities held by the Underlying ETFs in which the Fund invests may trade on foreign exchanges that are closed when the Fund’s and each Underlying ETF’s primary listing exchange is open, there are likely to be deviations between the current price of an Underlying ETF’s underlying security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

Small and Mid-Sized Company Risk
 Small and mid-sized companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of small-and mid-sized capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some smaller capitalization companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies. Smaller-capitalization companies also may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings

Tracking Error Risk
 As with all index funds, the performance of the Fund and its Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, the Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund may use a representative sampling strategy to achieve its investment objective, if the Adviser believes it is in the best interest of the Fund, which generally can be expected to produce a greater non-correlation risk.

Additional Information About the Fund’s Non-Principal Risks. This section provides additional information regarding certain non-principal risks of investing in the Fund. Each of the factors below could have a negative impact on the Fund’s performance and trading prices.

Trading. Although the Shares are listed for trading on the Exchange and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%., 13% and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of the Shares may begin to mirror the liquidity of the Fund’s Underlying ETFs and their underlying portfolio holdings, which can be significantly less liquid than the Shares.
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Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Shares have more trading volume and market liquidity and higher if the Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Portfolio Holdings Information

Information about the Fund’s daily portfolio holdings is available at www.premisefunds.com. A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

Management

Investment Adviser

Premise Capital, LLC, serves as the investment adviser and has overall responsibility for the general management and administration of the Fund. Premise is a registered investment adviser with offices located at 300 East 5th Avenue, Suite 265, Naperville, Illinois 60563, that provides investment advisory services to separately managed accounts, as well as the Fund. The Adviser also arranges for transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (“Excluded Expenses”).

The basis for the Board’s approval of the Fund’s Investment Advisory Agreement will be available in the Fund’s first Semi-Annual or Annual Report to Shareholders.

Portfolio Manager

Britton H. Reynolds has been a Portfolio Manager for Premise since its inception in 2012 and has been involved in the creation of the Adviser’s investment models and methodology. He earned his B.S. degree in economics from Florida Southern College.

The Fund’s SAI provides additional information about the Portfolio Manager’s compensation structure, other accounts managed, and ownership of Shares.

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How To Buy And Sell Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Only APs may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units.  Once created, Shares trade in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy Shares, and receive less than NAV when you sell those Shares.

Book Entry. Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Share Trading Prices on the Exchange. Trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares. To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for Shares as calculated by an information provider or market data vendor. The Fund is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs. If the calculation of the IIV is based on the basket of Deposit Securities, such IIV may not represent the best possible valuation of the Fund’s portfolio because the basket of Deposit Securities does not necessarily reflect the precise composition of the current Fund portfolio at a particular point in time. The IIV should not be viewed as a “real-time” update of the Fund’s NAV because the IIV may not be calculated in the same manner as the NAV, which is computed only once a day, typically at the end of the business day. The IIV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the Deposit Securities.

Frequent Purchases and Redemptions of Shares. The Fund imposes no restrictions on the frequency of purchases and redemptions of Shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by Fund shareholders. Purchases and redemptions by APs, who are the only parties that may purchase or redeem Shares directly with the Fund, are an essential part of the ETF process and help keep Share trading prices in line with NAV. As such, the Fund accommodates frequent purchases and redemptions by APs. However, the Board has also determined that frequent purchases and redemptions for cash may increase tracking error and portfolio transaction costs and may lead to the realization of capital gains. To minimize these potential consequences of frequent purchases and redemptions, the Fund employs fair value pricing and imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the Fund in effective trades. In addition, the Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value. The Fund’s NAV is calculated as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern Time, each day the Exchange is open for business. The NAV is calculated by dividing the Fund’s net assets by its Shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. If such information is not available for a security held by the Fund or is determined to be unreliable, the security will be valued at fair value estimates under guidelines established by the Board (as described below).

Fair Value Pricing. The Board has adopted procedures and methodologies to fair value Fund securities whose market prices are not “readily available” or are deemed to be unreliable. For example, such circumstances may arise when: (i) a security has been de-listed or has had its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) when a security’s primary trading market is closed during regular market hours; or (iv) when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. Generally, when fair valuing a security, the Fund will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Board-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the security upon the sale of such security.
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Investments by Registered Investment Companies
Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including Shares. Although the SEC has granted an exemptive order to the Trust permitting registered investment companies that enter into an agreement with the Trust (“Investing Funds”) to invest in series of the Trust beyond the limits of Section 12(d)(1), subject to certain terms and conditions, such exemptive relief is not applicable to the Fund. Accordingly, Investing Funds must adhere to the limits set forth in Section 12(d)(1) when investing in the Fund.

Delivery of Shareholder Documents – Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund intends to pay out dividends, if any, and distribute any net realized capital gains to its shareholders at least annually. The Fund is authorized to declare and pay capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole Shares of the Fund only if the broker through whom you purchased Shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Taxes. The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Fund. Your investment in the Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Shares, including the possible application of foreign, state, and local tax laws.

The Fund intends to qualify each year for treatment as a RIC. If it meets certain minimum distribution requirements, a RIC is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, the Fund’s failure to qualify as a RIC or to meet minimum distribution requirements would result (if certain relief provisions were not available) in fund-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Unless your investment in Shares is made through a tax-exempt entity or tax-advantaged account, such as an IRA plan, you need to be aware of the possible tax consequences when the Fund makes distributions, when you sell your Shares listed on the Exchange; and when you purchase or redeem Creation Units (institutional investors only).

Taxes on Distributions. The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for noncorporate shareholders are subject to tax at reduced rates. Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met.  “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
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In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in Shares and result in a higher capital gain or lower capital loss when the Shares are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits in respect of those Shares will be treated as gain from the sale of the Shares.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30%,unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Shares Are Sold on the Exchange. Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units. An AP having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging AP’s aggregate basis in the securities delivered, plus the amount of any cash paid for the Creation Units. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging AP’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that an AP who does not mark-to-market its holdings may not be permitted to currently deduct losses upon an exchange of securities for Creation Units under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local tax on Fund distributions and sales of Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. For more information, please see the section entitled “Federal Income Taxes” in the SAI.

Distribution

The Distributor, Quasar Distributors, LLC, is a broker-dealer registered with the U.S. Securities and Exchange Commission. The Distributor distributes Creation Units for the Fund on an agency basis and does not maintain a secondary market in Shares. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.
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No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Premium/Discount Information

The Fund is new and therefore does not have any information regarding how often Shares traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund.

Additional Notices

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the ability of the Fund to track the total return performance of the Index or the ability of the Index identified herein to track the performance of its constituent securities. The Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the Shares to be issued, nor in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares in connection with the administration, marketing, or trading of the Shares.

The Exchange does not guarantee the accuracy and/or the completeness of the Index or the data included therein. The Exchange makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares, or any other person or entity from the use of the Index or the data included therein. The Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or the data included therein. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

The Adviser owns the Index and the Index methodology and is a licensor of the Index to the index receipt agent. The Adviser has contracted with the index calculation agent to maintain and calculate the Index used by the Fund. The index calculation agent shall have no liability for any errors or omissions in calculating the Index.

Financial Highlights

Financial information for the Fund will be available after the Fund has completed a fiscal year of operations.

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 Premise Capital Frontier Advantage Diversified Tactical ETF

Adviser and Index Provider	Premise Capital, LLC 300 East 5th Avenue, Suite 265 Naperville, IL 60563	Custodian	U.S. Bank National Association 1555 N. Rivercenter Dr. Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, Ohio 44115	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004-2541

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI dated [ ], 2016 is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally considered a part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance after the first fiscal year the Fund is in operation.

You can obtain free copies of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

Call:	1-800-617-0004 Monday through Friday 8:00 a.m. – 5:00 p.m. (Central time)	Write:	Premise Capital Frontier Advantage Diversified Tactical ETF c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53202
Visit:	www.premisefunds.com

You may review and copy information including the Fund’s reports and SAI at the Public Reference Room of the SEC, 100 F Street, NE, Washington, DC 20549-1520. You may obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder reports and other information about the Fund are also available:

●	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
●	Free of charge from the Fund’s Internet website at www.premisefunds.com; or
●	For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-1520; or
●	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-22668)
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THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Premise Capital Frontier Advantage Diversified Tactical ETF
(TCTL)
a series of ETF Series Solutions

Listed on [  ]

STATEMENT OF ADDITIONAL INFORMATION
[  ], 2016

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Prospectus for the Premise Capital Frontier Advantage Diversified Tactical ETF (the “Fund”), a series of ETF Series Solutions (the “Trust”), dated [  ], 2016, as may be supplemented from time to time (the “Prospectus”). Capitalized terms used in this SAI that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained, without charge, by calling the Fund at 1-800-617-0004, visiting www.premisefunds.com, or writing to the Fund, c/o U.S. Bancorp Fund Services, LLC (“USBFS”), P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

The Fund’s audited financial statements for the most recent fiscal year (when available) are incorporated into this SAI by reference to the Fund’s most recent Annual Report to Shareholders (File No. 811-22668). When available, you may obtain a copy of the Fund’s Annual Report at no charge by request to the Fund at the address or phone number noted above.

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GENERAL DESCRIPTION OF THE TRUST AND THE FUND

The Trust is an open-end management investment company consisting of multiple investment series. This SAI relates to the Fund. The Trust was organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust is governed by its Board of Trustees (the “Board”). Premise Capital, LLC (the “Adviser”) serves as investment adviser to the Fund. The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Premise Capital Frontier Advantage Diversified Tactical Index (the “Index”).

The Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). The Fund generally offers and issues Shares in exchange for a basket of securities included in its Index (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”). The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. The Shares are listed on [  ] (the “Exchange”) and trade on the Exchange at market prices. These prices may differ from the Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, principally for a basket of Deposit Securities together with a Cash Component. A Creation Unit of the Fund generally consists of 50,000 Shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 Shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES AND RELATED RISKS

The Fund’s investment objectives and principal investment strategies are described in the Prospectus. The following information supplements, and should be read in conjunction with, the Prospectus. For a description of certain permitted investments, see “Description of Permitted Investments” in this SAI.

With respect to the Fund’s investments, unless otherwise noted, if a percentage limitation on investment is adhered to at the time of investment or contract, a subsequent increase or decrease as a result of market movement or redemption will not result in a violation of such investment limitation.

Diversification

The Fund is “diversified” within the meaning of the 1940 Act. Under applicable federal laws, to qualify as a diversified fund, the Fund, with respect to 75% of its total assets, may not invest greater than 5% of its total assets in any one issuer and may not hold greater than 10% of the securities of one issuer, other than in obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities or securities of other investment companies. The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws. The diversification of a fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of a single issuer or a small number of issuers.

Index Calculation

To minimize any potential for conflicts caused by the fact that the Adviser acts as index provider to the Fund, the Adviser has retained an unaffiliated third party to calculate the Index (the “Calculation Agent”). The Calculation Agent, using the rules-based methodology, will calculate, maintain, and disseminate the Index on a daily basis. The Adviser will monitor the results produced by the Calculation Agent to help ensure that the Index is being calculated in accordance with the rules-based methodology. In addition, the Adviser has established policies and procedures designed to prevent non-public information about pending changes to the Index from being used or disseminated in an improper manner. Furthermore, the Adviser has established policies and procedures designed to prevent improper use and dissemination of non-public information about the Fund’s portfolio strategies.
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GENERAL RISKS

The value of the Fund’s portfolio securities may fluctuate with changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular security or issuer and changes in general economic or political conditions. An investor in the Fund could lose money over short or long periods of time.

There can be no guarantee that a liquid market for the securities held by the Fund will be maintained. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of Shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. Domestic and foreign fixed income and equity markets experienced extreme volatility and turmoil in late 2008, throughout much of 2009, and more recently in 2015. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected, and well-known financial institutions have experienced significant liquidity and other problems. Some of these institutions have declared bankruptcy or defaulted on their debt. It is uncertain whether or for how long these conditions will continue. These events and possible continuing market turbulence may have an adverse effect on Fund performance.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

Description of Permitted Investments

The following are descriptions of the permitted investments and investment practices and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with the Fund’s investment objective and permitted by the Fund’s stated investment policies.

CORPORATE DEBT SECURITIES. The Fund may invest in exchange-traded funds (“ETFs”) that invest in corporate debt securities. Corporate debt securities are long- and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor’s (“S&P”), a division of the McGraw Hill Companies, or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

EQUITY SECURITIES. The Fund may invest in ETFs that invest in equity securities, such as the common stocks of an issuer. Equity securities are subject to stock market fluctuations and therefore may experience volatile changes in value as market conditions, consumer sentiment or the financial condition of the issuers change. A decrease in value of the equity securities in the Fund’s portfolio may also cause the value of the Fund’s Shares to decline.

An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the Fund’s portfolio securities and therefore a decrease in the value of Shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic or banking crises.
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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Small- and Medium-Sized Companies - Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies.  This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth.  The securities of small- and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange.  Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

When-Issued Securities – A when-issued security is one whose terms are available and for which a market exists, but which has not been issued. When the Fund engages in when-issued transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

Decisions to enter into “when-issued” transactions will be considered on a case-by-case basis when necessary to maintain continuity in a company’s index membership. The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

Types of Equity Securities:

Common Stocks – Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stocks – Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock.

Generally, the market values of preferred stock with a fixed dividend rate and no conversion element vary inversely with interest rates and perceived credit risk.

Rights and Warrants – A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.
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An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

EXCHANGE-TRADED FUNDS. The Fund may invest in shares of other investment companies (including ETFs). As the shareholder of another ETF, the Fund would bear, along with other shareholders, its pro rata portion of the other ETF’s expenses, including advisory fees. Such expenses are in addition to the expenses the Fund pays in connection with its own operations. The Fund’s investments in other ETFs may be limited by applicable law.

Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on investments in ETFs. ETFs also carry the risk that the price the Fund pays or receives may be higher or lower than the ETF’s NAV. ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. ETFs and other investment companies in which the Fund may invest may be leveraged, which would increase the volatility of the Fund’s NAV.

DEPOSITARY RECEIPTS. The Fund may invest in ETFs that invest in the stocks of foreign corporations in the form of Depositary Receipts or other similar securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. Non-Voting Depository Receipts (“NVDRs”) are receipts issued in Thailand that evidence a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. NVDRs are tradable on the Stock Exchange of Thailand.

The Fund will not invest in any unlisted Depositary Receipts or any Depositary Receipt that the Adviser deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored; however, the Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. The use of Depositary Receipts may increase tracking error relative to an underlying Index.

FIXED INCOME SECURITIES. The Fund may invest in ETFs that invest in fixed income securities, such as corporate debt and bonds. Fixed income securities change in value in response to interest rate changes and other factors, such as the perception of the issuer’s creditworthiness. For example, the value of fixed income securities will generally decrease when interest rates rise, which may cause the value of the investing ETF, and the Fund, to decrease. In addition, investments in fixed income securities with longer maturities will fluctuate more in response to interest rate changes.

HIGH YIELD AND UNRATED SECURITIES. The Fund may invest in ETFs that invest in fixed income securities rated below investment grade – securities rated below investment grade are often referred to as high yield securities or “junk bonds”. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) involve special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities may be subject to greater levels of interest rate, credit and liquidity risk and may entail greater potential price volatility than funds that do not invest in such securities. High yield securities may be considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments. Successful investment in high yield securities and unrated securities of similar quality involves greater investment risk and is highly dependent on the applicable investment adviser’s credit analysis. The value of these securities often fluctuates in response to company, political or economic developments and declines significantly over short periods of time or during periods of general economic difficulty. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the ability to sell these securities (liquidity risk). These securities can also be thinly traded or have restrictions on resale, making them difficult to sell at an acceptable price. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. If the issuer of a security is in default with respect to interest or principal payments, or presents an imminent risk of default with respect to such payments, the investing ETF may lose its entire investment.
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ILLIQUID SECURITIES. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of the Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by the Fund which are eligible for resale pursuant to Rule 144A, except for certain 144A bonds, will be monitored by the Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, the Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in the Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities.

INVESTMENT COMPANY SECURITIES. The Fund may invest in the securities of other investment companies, including ETFs and money market mutual funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Investing in another pooled vehicle exposes the Fund to all the risks of that pooled vehicle. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above.

If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including the Fund. The acquisition of the Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The Fund may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows the Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than three percent of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s Shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

MASTER LIMITED PARTNERSHIPS (“MLPS”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

MLPs are generally treated as partnerships for U.S. federal income tax purposes. When the Fund invests in the equity securities of an MLP or any other entity that is treated as a partnership for U.S. federal income tax purposes, the Fund will be treated as a partner in the entity for tax purposes. Accordingly, in calculating the Fund’s taxable income, it will be required to take into account its allocable share of the income, gains, losses, deductions, and credits recognized by each such entity, regardless of whether the entity distributes cash to the Fund. Distributions from such an entity to the Fund are not generally taxable unless the cash amount (or, in certain cases, the fair market value of marketable securities) distributed to the Fund exceeds the Fund’s adjusted tax basis in its interest in the entity. In general, the Fund’s allocable share of such an entity’s net income will increase the Fund’s adjusted tax basis in its interest in the entity, and distributions to the Fund from such an entity and the Fund’s allocable share of the entity’s net losses will decrease the Fund’s adjusted basis in its interest in the entity, but not below zero. The Fund may receive cash distributions from such an entity in excess of the net amount of taxable income the Fund is allocated from its investment in the entity. In other circumstances, the net amount of taxable income the Fund is allocated from its investment in such an entity may exceed cash distributions received from the entity. Thus, the Fund’s investments in such an entity may lead the Fund to make distributions in excess of its earnings and profits, or the Fund may be required to sell investments, including when not otherwise advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”).
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Depreciation or other cost recovery deductions passed through to the Fund from any investments in MLPs in a given year will generally reduce the Fund’s taxable income, but those deductions may be recaptured in the Fund’s income in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to the Fund’s shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture. In order to distribute recapture income or to fund redemption requests, the Fund may need to liquidate investments, which may lead to additional taxable income.

MONEY MARKET INSTRUMENTS. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1+” or “A-1” by Standard & Poor’s (“S&P”) or, if unrated, of comparable quality as determined by the Fund; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may invest in ETFs that invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, the investing ETF receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.

In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as Freddie Macs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

In September 2008, the Federal Housing Finance Agency (FHFA) placed FNMA and FHLMC into conservatorship, and FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will disburse up to an aggregate of $200 billion to each of FNMA and FHLMC to maintain a positive net worth in each enterprise; this agreement contains various covenants that severely limit each enterprise’s operation. The U.S. Treasury also announced the creation of a new secured lending facility that is available to FNMA and FHLMC as a liquidity backstop and announced the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship. While the actions of the U.S. Treasury are intended to support the operations of FNMA and FHLMC, there is no guarantee that such actions will be successful. Furthermore, the U.S. Congress has recently considered proposals to wind down or restructure the operations of both FNMA and FHLMC. The passage of any such proposal has the potential to impact the value of securities issued by FNMA or FHLMC, which could adversely affect the investing ETF.

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Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

If the investing ETF purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.

NON-U.S. SECURITIES. The Fund may invest in ETFs that invest in non-U.S. securities. Investments in non-U.S. securities involve certain risks that may not be present in investments in U.S. securities. For example, non-U.S. securities may be subject to currency risks or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and a foreign issuer may or may not be subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Non-U.S. stock markets may not be as developed or efficient as, and may be more volatile than, those in the U.S. While the volume of shares traded on non-U.S. stock markets generally has been growing, such markets usually have substantially less volume than U.S. markets. Therefore, an Underlying ETF’s investment in non-U.S. equity securities may be less liquid and subject to more rapid and erratic price movements than comparable securities listed for trading on U.S. exchanges. Non-U.S. equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There may be less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, that increase the likelihood of a failed settlement, which can result in losses to the Fund. The value of non-U.S. investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. This may cause the Fund to incur higher portfolio transaction costs than domestic equity funds. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

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Investments in Emerging Markets. The Fund may invest in ETFs that invest in emerging market securities. Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Investments in Europe. Most developed countries in Western Europe are members of the European Union (“EU”), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The euro is the official currency of the EU. Funds that invest in Europe may have significant exposure to the euro and events affecting the euro. Recent market events affecting several of the EU member countries have adversely affected the sovereign debt issued by those countries, and ultimately may lead to a decline in the value of the euro. A significant decline in the value of the euro may produce unpredictable effects on trade and commerce generally and could lead to increased volatility in financial markets worldwide.

At a referendum in June 2016, the United Kingdom (“UK”) voted to leave the EU. It is expected that the UK will invoke article 50 of the Lisbon Treaty to withdraw from the European Union in due course, however there is a significant degree of uncertainty about how negotiations relating to the UK’s withdrawal will be conducted, as well as the potential consequences and precise timeframe for “Brexit”. It is expected that the UK’s exit from the EU will take place within two years of the UK notifying the European Council that it intends to withdraw from the EU. During this period and beyond, the impact on the UK and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, Europe and globally, which may adversely affect the value of the Fund’s investments. Also as a result of the referendum, on June 27, 2016, Standard & Poor’s (“S&P”) downgraded the UK’s credit rating from “AAA” to “AA” with a “negative outlook,” and on June 30, 2016, S&P downgraded the EU’s credit rating from “AA+” to “AA”. Other credit ratings agencies have taken similar actions.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and, in general, distribute annually 90% or more of its taxable income (other than net capital gains) to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings (e.g., commercial equity REITs and residential equity REITs); a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

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Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cashflow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cashflow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code or fail to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

TBA TRANSACTIONS. The Fund may invest in U.S. agency MBS. In the basic MBS structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome.

For the foregoing and other reasons, the Fund may seek to obtain exposure to U.S. agency MBS through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency MBS, and not to a separate type of MBS. Most transactions in MBS occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, paramount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, the Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of MBS. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of MBS stipulated in the TBA agreement.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of MBS specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. In addition, the Fund may accept assignments of TBA transactions from Authorized Participants (as defined below) from time to time. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than other funds.
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The Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements, commercial paper (including asset-backed commercial paper) or other high-quality, liquid short-term instruments, which may include money market funds affiliated with the Adviser.

TRACKING STOCKS. The Fund may invest in tracking stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including the Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.
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Except with the approval of a majority of the outstanding voting securities, the Fund may not:

1.
Concentrate its investments (i.e., hold more than 25% of its total assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent that the Index concentrates in the stocks of such particular industry or group of related industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and tax-exempt securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act.

3.	Make loans, except to the extent permitted under the 1940 Act.

4.
Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business.

5.
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except to the extent permitted under the 1940 Act. This shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

6.	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

7.
With respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of the issuer (with the exception that this restriction does not apply to the Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies).

In addition to the investment restrictions adopted as fundamental policies as set forth above, the Fund observes the following restrictions, which may be changed without a shareholder vote.

1.
The Fund will not invest more than 15% of its net assets in illiquid securities. An illiquid asset is any asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

2.	The Fund invests, under normal circumstances, at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities of the Index.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

There can be no assurance that the Fund will continue to meet the requirements of the Exchange necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; (ii) the value of the Fund’s Index no longer is calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

To provide additional information regarding the indicative value of Shares, the Exchange or a market data vendor disseminates information every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no representation or warranty as to the accuracy of the IIVs.
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MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series are overseen by the Board, which elects the officers of the Trust who are responsible for administering the day-to-day operations of the Trust and the Fund. The Board has approved contracts, as described below, under which certain companies provide essential services to the Trust.

The day-to-day business of the Trust, including the management of risk, is performed by third-party service providers, such as the Adviser, the Distributor and the Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund. The Fund and its service providers employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., the Adviser is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Fund’s service providers the importance of maintaining vigorous risk management.

The Board’s role in risk oversight begins before the inception of the Fund, at which time certain of the Fund’s service providers present the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, the Adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of the Adviser, and other service providers such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Investment Advisory Agreement with the Adviser, the Board or its designee meets with the Adviser to review such services. Among other things, the Board regularly considers the Adviser’s adherence to the Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Fund’s performance and the Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, the Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of the Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

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Members of the Board. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). Mr. Michael A. Castino serves as Chairman of the Board and is an interested person of the Trust, and Mr. Leonard M. Rush serves as the Trust’s Lead Independent Trustee. As Lead Independent Trustee, Mr. Rush acts as a spokesperson for the Independent Trustees in between meetings of the Board, serves as a liaison for the Independent Trustees with the Trust’s service providers, officers, and legal counsel to discuss ideas informally, and participates in setting the agenda for meetings of the Board and separate meetings or executive sessions of the Independent Trustees.

The Board is comprised of a super-majority (75 percent) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Audit Committee meetings, participates in formulating agendas for Audit Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Audit Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees of the Trust constitute a super-majority of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (2000–2011).	13	Independent Trustee, Managed Portfolio Series (35 portfolios); Director, Anchor Bancorp Wisconsin, Inc. (2011–2013).
Ronald T. Beckman, CPA Born: 1947	Trustee and Nominating Committee Chairman	Indefinite term; since 2012	Retired; formerly Audit Partner specializing in investment management, PricewaterhouseCoopers LLP (1972–2004).	13	None
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	13	Independent Trustee, Managed Portfolio Series (35 portfolios).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013); Vice President, Marco Polo Network (financial services firm) (2009–2011).	13	None
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Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Rush should serve as a Trustee because of his substantial industry experience, including serving in several different senior executive roles at various global financial services firms, and the experience he has gained as serving as trustee of another investment company trust since 2011. He most recently served as Managing Director and Chief Financial Officer of Robert W. Baird & Co. Incorporated and several other affiliated entities and served as the Treasurer for Baird Funds. He also served as the Chief Financial Officer for Fidelity Investments’ four broker-dealers and has substantial experience with mutual fund and investment advisory organizations and related businesses, including Vice President and Head of Compliance for Fidelity Investments, a Vice President at Credit Suisse First Boston, a Manager with Goldman Sachs, & Co. and a Senior Manager with Deloitte & Touche. Mr. Rush has been determined to qualify as an Audit Committee Financial Expert for the Trust.

The Trust has concluded that Mr. Beckman should serve as a Trustee because of his substantial investment management industry experience through his prior service as a business assurance (audit) partner at PricewaterhouseCoopers LLP for over 15 years.

The Trust has concluded that Mr. Massart should serve as a Trustee because of his substantial industry experience, including over 15 years working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships, and the experience he has gained as serving as trustee of another investment company trust since 2011. He is currently the Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. Previously, he served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.

The Trust has concluded that Mr. Castino should serve as Trustee because of the experience he gained as Chairman of the Trust since 2013, as a senior officer of USBFS since 2012, and in his past roles with investment management firms and indexing firms involved with ETFs, as well as his experience in and knowledge of the financial services industry.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

Board Committees. The Board has established the following standing committees of the Board:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Fund’s independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Fund’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, if any, the independent registered public accounting firms’ report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Fund’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund’s financial statements; and other audit related matters. Each Independent Trustee currently serves as a member of the Audit Committee. During the fiscal period ended [September 30, 2016], the Audit Committee met once with respect to the Fund.

The Audit Committee also serves as the Qualified Legal Compliance Committee (“QLCC”) for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

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Nominating Committee. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust’s Board, if any. The Nominating Committee generally will not consider nominees recommended by shareholders. The Nominating Committee meets periodically, as necessary. During the fiscal period ended [September 30. 2016], the Nominating Committee did not meet.

Valuation Committee. The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of certain officers of the Trust and certain employees of USBFS. Although the Valuation Committee is not a committee of the Board (i.e., no Trustee is a member of the Valuation Committee), the Valuation Committee’s membership is appointed by the Board and its charter and applicable procedures are approved by the Board. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board. The Valuation Committee meets as necessary.

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Paul R. Fearday, CPA Born: 1979	President and Assistant Treasurer	Indefinite term; President and Assistant Treasurer since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008); Manager, PricewaterhouseCoopers LLP (accounting firm) (2002–2008).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Vice President, USBFS (since 2012); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, USBFS (since 2015); Vice President, USBFS (2014–2015); Assistant Vice President, USBFS (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Assistant Vice President, USBFS (since 2011); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Stacie L. Lamb, Esq. Born: 1982	Assistant Secretary	Indefinite term; since 2015	Assistant Vice President, USBFS (since 2013); Compliance Representative, Quasar Distributors, LLC (2011–2013).

Trustee Ownership of Shares. The Fund is required to show the dollar amount ranges of each Trustee’s “beneficial ownership” of Shares and each other series of the Trust as of the end of the most recently completely calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

As of the date of this SAI, no Trustee or officer of the Trust owned Shares or any other series of the Trust.
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Board Compensation. The Independent Trustees each receive an annual trustee fee of $50,000 for attendance at the four regularly scheduled quarterly meetings and one annual meeting, if necessary, and receive additional compensation for each additional meeting attended of $2,000, as well as reimbursement for travel and other out-of-pocket expenses incurred in connection with attendance at Board meetings.  The Lead Independent Trustee receives an additional annual fee of $6,000. The Chairman of the Audit Committee receives an additional annual fee of $3,500. The Trust has no pension or retirement plan.

The following table shows the estimated compensation expected to be earned by each Trustee for the Fund’s fiscal period ending [September 30, 2017]. Independent Trustee fees are paid by the Adviser to each series of the Trust and not by the Fund. Trustee compensation does not include reimbursed out-of-pocket expenses in connection with attendance at meetings.

Name	Aggregate Compensation From Fund[1]	Total Compensation From Fund Complex Paid to Trustees
Interested Trustee
Michael A. Castino	$0	$0
Independent Trustees
Ronald T. Beckman	$0	$50,000
David A. Massart	$0	$50,000
Leonard M. Rush, CPA	$0	$59,500

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a fund. A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund. As of the date of this SAI, there were no outstanding shares of the Fund.

CODES OF ETHICS

The Trust, the Adviser, and the Distributor (as defined under “The Distributor”) have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to the codes of ethics). Each code of ethics permits personnel subject to that code of ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by the Fund.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES

The Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board’s oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund’s and its shareholders’ best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has adopted proxy voting policies and guidelines for this purpose (“Proxy Voting Policies”) and may engage a third-party proxy solicitation firm to assist with voting proxies in a timely manner. A copy of the Proxy Voting Policies is set forth in Appendix A to this SAI. The Trust’s Chief Compliance Officer is responsible for monitoring the effectiveness of the Proxy Voting Policies. The Proxy Voting Policies have been adopted by the Trust as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund.

The Proxy Voting Policies address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Adviser. The Proxy Voting Policies will ensure that all issues brought to shareholders are analyzed in light of the Adviser’s fiduciary responsibilities.
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When available, information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling 1-800-617-0004 and (2) on the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Investment Adviser. Premise Capital, LLC, an Illinois limited liability company located at 300 East 5th Avenue, Suite 265, Naperville, IL 60563, serves as the investment adviser to the Fund. The Adviser is jointly owned and controlled by Reynolds Financial Group, LLC (majority owned by Scott B. Reynolds) and Jason A. Rolence.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging sub-advisory, transfer agency, custody, fund administration and accounting and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services.

Under the Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses of the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

The Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Adviser or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or the Adviser.

The Adviser shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Portfolio Manager. The Fund is managed by Britton H. Reynolds, Portfolio Manager of the Adviser (the “Portfolio Manager”).

Other Accounts. In addition to the Fund, the Portfolio Manager co-managed the following other accounts as of [June 30], 2016, none of which were subject to a performance-based management fee:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	[ ]	$[ ]

Portfolio Manager Fund Ownership. The Fund is required to show the dollar range of the portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Portfolio Manager did not own Shares.

Portfolio Manager Compensation. The Portfolio Manager’s compensation includes a salary and discretionary bonus based on the profitability of the Adviser and his individual performance with respect to following a structured investment process. No compensation is directly related to the performance of the underlying assets.

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Description of Material Conflicts of Interest. The Adviser’s management of “other accounts” may give rise to potential conflicts of interest in connection with its management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser manages are fairly and equitably allocated.

THE DISTRIBUTOR

The Trust and Quasar Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of U.S. Bancorp, and an affiliate of the Administrator, are parties to a distribution agreement (“Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes the Shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts less than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of FINRA.

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Procedures for Creation of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Intermediary Compensation. The Adviser or its affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of the Fund’s Shares or the amount received by a shareholder as proceeds from the redemption of Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professionals if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.
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If you have any additional questions, please call 1-800-617-0004.

THE ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC, located 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent, administrator, and index receipt agent. Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement between the Trust and USBFS, USBFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Shares. As compensation for the administration, accounting and management services, the Adviser pays USBFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Pursuant to a Custody Agreement, U.S. Bank National Association, 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The custodian holds and administers the assets in the Fund’s portfolios. Pursuant to the Custody Agreement, the custodian receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee and certain settlement charges. The custodian also is entitled to certain out-of-pocket expenses.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004-2541, serves as legal counsel for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 serves as the independent registered public accounting firm for the Fund.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Trust’s Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the NSCC.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and Shares. Each Share represents an equal proportionate interest in the Fund with each other Share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund’s Shares, when issued, are fully paid and non-assessable.

Each Share has one vote with respect to matters upon which a shareholder vote is required, consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds of the Trust vote together as a single class, except that if the matter being voted on affects only a particular fund it will be voted on only by that fund and if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Upon the written request of shareholders owning at least 10% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.
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Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

The Adviser may use the Fund’s assets for, or participate in, third party soft dollar arrangements, in addition to receiving proprietary research from various full service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Adviser, but only if the Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: 1) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; 2) cause clients to engage in more securities transactions than would otherwise be optimal; and 3) only recommend brokers that provide soft dollar benefits.
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The Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Adviser is able to use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Adviser’s expenses to the extent that the Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Adviser, effectively cross subsidizing the other accounts managed by the Adviser that benefit directly from the product. The Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

The Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

Brokerage with Fund Affiliates. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

Securities of “Regular Broker-Dealers.” The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) that it may hold at the close of its most recent fiscal year.  “Regular brokers or dealers” of the Fund are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio  transactions;  (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Fund; or (iii) sold the largest dollar amounts of the Fund’s shares.

Portfolio Turnover Rate. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in limited circumstances set forth below, certificates will not be issued for Shares.

DTC is a limited-purpose trust company that was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
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Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners of Shares are not entitled to have Shares registered in their names, and will not receive or be entitled to physical delivery of Share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares.

Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of Shares held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in the Fund’s Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Fund at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Fund shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS

The Trust issues and sells Shares only: (i) in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per share next determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii) pursuant to the Dividend Reinvestment Service (defined below). The NAV of the Fund’s Shares is calculated each business day as of the close of regular trading on the Exchange, generally 4:00 p.m., Eastern Time. The Fund will not issue fractional Creation Units. A “Business Day” is any day on which the Exchange is open for business.

Fund Deposit. The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, constituting a substantial replication, or a portfolio sampling representation, of the securities included in the Fund’s Index and the Cash Component (defined below), computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

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Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant (as defined below).

The Fund, through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund’s Index.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The Trust also reserves the right to include or remove Deposit Securities from the basket in anticipation of Index rebalancing changes. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the Fund or resulting from certain corporate actions.

Procedures for Purchase of Creation Units. To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust or its Custodian in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

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On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Distributor will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent for (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the third Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m. Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m. Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit. Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee, as set forth below under “Creation Transaction Fee” will be charged in all cases. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

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Acceptance of Orders of Creation Units. The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Distributor with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (g) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (h) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. A purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time. The standard fixed creation transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash purchases, non-standard orders, or partial cash purchases incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

Risks of Purchasing Creation Units. There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

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Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee as set forth below. In the event that the Fund Securities have a value greater than the NAV of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee. A redemption transaction fee, payable to the Fund’s custodian, is imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and investors will be required to pay a fixed redemption transaction fee regardless of the number of Creation Units redeemed in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. The standard fixed redemption transaction fee for the Fund will be $250. In addition, a variable fee will be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. The variable charge may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) incurred by the Fund, primarily designed to cover expenses related to broker commissions. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units. Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

Additional Redemption Procedures. In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV. The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

Because the portfolio securities of the Fund may trade on other exchanges on days that the Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their Shares, or to purchase or sell Shares on the Exchange, on days when the NAV of the Fund could be significantly affecting by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the NAV of the Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Required Early Acceptance of Orders. Notwithstanding the foregoing, as described in the Participant Agreement and/or applicable order form, the Fund may require orders to be placed or notification of orders to be received prior to the trade date to receive the trade date’s NAV. Orders to purchase Shares that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. Authorized Participants may be notified that the cut-off time for an order may be earlier on a particular business day, as described in the Participant Agreement and the order form.
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DETERMINATION OF NET ASSET VALUE

NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by the Custodian and determined at the close of the regular trading session on the Exchange (ordinarily 4:00 p.m., Eastern Time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published NAV per share. The Fund may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income, if any, are declared and paid monthly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or for the Fund to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Fund makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the Fund’s eligibility for treatment as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service. The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the Fund at NAV per Share. Distributions reinvested in additional Shares will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

FEDERAL INCOME TAXES

The following is only a summary of certain U.S. federal income tax considerations generally affecting the Fund and its shareholders that supplements the discussion in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain U.S. federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
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Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, foreign or local taxes.

Taxation of the Fund. The Fund has elected and intends to qualify each year to be treated as a separate RIC under the Code. As such, the Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

To the extent the Fund makes investments that may generate income that is not qualifying income, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income. However, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the qualifying income test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end.

If the Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where the Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, the Fund may be required to dispose of certain assets. If these relief provisions were not available to the Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of the Fund as ordinary income dividends, subject to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a Fund-level tax on certain net built in gains recognized with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If the Fund determines that it will not qualify as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, the Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to its shareholders. Generally, the Fund may not carry forward any losses other than net capital losses.
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The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of the excise tax, but can make no assurances that all such tax liability will be eliminated.

The Fund intends to distribute substantially all of its net investment income and its capital gains to shareholders for each taxable year. If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards).  Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.  Capital gain distributions consisting of the Fund’s net capital gains will be taxable as long-term capital gains for individual shareholders currently set at a maximum rate of 20% regardless of how long you have held your shares in the Fund.  The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

The Fund (or its administrative agent) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends-received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to noncorporate shareholders at rates of up to 20%. Qualified dividend income includes, in general, subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income generally only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed by the Fund to a shareholder generally will be taxable to the shareholder as ordinary income. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. It is not expected that the Fund’s income will meet this 95% test.

Fund dividends will not be treated as qualified dividend income if the Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

Certain dividends received by the Fund from U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. A corporate shareholder’s tax basis in its Shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the Shares and, to the extent such basis would be reduced below zero, current recognition of income may be required.

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Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

The Fund (or its administrative agent) will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.  Shareholders who have not held Shares for a full year should be aware that the Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Fund and result in a higher capital gain or lower capital loss when the Shares on which the distribution was received are sold. After a shareholder’s basis in the Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares. A sale or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for the Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that an Authorized Participant who does not mark-to-market its portfolio upon an exchange of securities for Creation Units cannot currently deduct a loss under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of the Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.

Foreign Investments. Any income received by the Fund from sources within foreign countries (including, for example, dividends or interest on stock or securities of non-U.S. issuers) would be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. The Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.

Backup Withholding. The Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 28%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the U.S.

Non-U.S. Shareholders. Non-U.S. shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income unless such income is effectively connected with a U.S. trade or business carried on by the shareholder through a branch or permanent establishment in the United States. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.  Gains realized by non-U.S. shareholders from the sale or other disposition of shares of a Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year.  In the case of Shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as an interest-related dividend or as a short-term capital gain dividend. In addition, the tax consequences to a non-U.S. shareholders entitled to claim the benefits of a tax treaty may be different than those described above. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
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Non-U.S. persons are subject to U.S. tax on disposition of a “United States real property interest” (a “USRPI”). Such gain is sometimes referred to as “FIRPTA gain”. The Code provides a look-through rule for distributions of “FIRPTA gain” by a RIC if certain requirements are met. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. shareholder that is treated as a corporation for federal income tax purposes. Under certain circumstances, the Fund may itself qualify as a USRPI, which would result in similar consequences to certain non-U.S. investors.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities after June 30, 2014 (or, in certain cases, after later dates) and redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in the Fund should consult their tax advisors in this regard.

A beneficial holder of shares who is a non-U.S. person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any income or gain effectively connected with a U.S. trade or business will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in the Fund where, for example, (i) the Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that holds residual interests in real estate mortgage investment conduits (“REMICs”) or (ii) Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisors. There are no restrictions preventing the Fund from holding investments in REITs which are TMPs or REITs that hold residual interests in REMICs, and the Fund may do so. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

Certain Potential Tax Reporting Requirements. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Additional Tax Information Concerning REITs and MLPs. The Fund may invest in entities treated as REITs or as MLPs for U.S. federal income tax purposes. The Fund’s investments in REIT or MLP equity securities may at times result in the Fund’s receipt of cash distributions in excess of the REIT’s or MLP’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT, and distributions received by the Fund from an MLP, generally will not constitute qualified dividend income. MLPs and other partnerships that the Fund may invest in will deliver Form K-1s to the Fund to report its share of income, gains, losses, deductions and credits of the MLP or other partnership.  These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements.  As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.
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Other Issues.  In those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. Shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from their retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FINANCIAL STATEMENTS

Financial Statements and Annual Reports will be available after the Fund has completed a fiscal year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling 1-800-617-0004 or through the Fund’s website at www.premisefunds.com.
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APPENDIX A

Premise Capital, LLC

Proxy Voting with Respect to the Fund

Overview

Premise Capital manages the affairs of the Fund. As part of its fiduciary obligations to the shareholders of the Fund, the firm exercises its voting rights in the companies in which it invests.

The overriding objective of the firm’s proxy voting activities is to enhance shareholder value on a long-term basis. As a result, our proxy voting guidelines have been developed in a manner which the firm believes is consistent with this goal. However, it is important to note that this document contains guidelines only, and not rigid, inflexible, voting directives. We will evaluate each voting matter on a case-by-case basis and may vote in a manner contrary to the guidelines if we feel that this would ultimately enhance long-term shareholder value. Premise will coordinate with and provide all information necessary for US Bank’s Fund Administration Group to fulfill its Form N-PX filing obligations.

Guidelines Pertaining to Routine Matters

Premise Capital will generally cause the Fund to vote in favor of management proposals on routine matters such as the election of directors, appointment of auditors, indemnification of directors, and receipt and approval of financial statements, provided it is in line with the other guidelines set forth in the Proxy Voting Guidelines.

Guidelines Pertaining to Non-Routine Matters

With respect to non-routine matters, such as take-over defense measures and changes in capital structure, Premise Capital will examine proxies and recommendations for special proposals to assess the impact on the value of the securities, generally voting in favor of proposals that would enhance the investment value of the relevant security in the long term and against proposals that increase the risk level and reduce the investment value of the relevant security in the long term. Other issues, including those business issues specific to the issuer or those raised by shareholders of the issuer, are addressed on a case-by-case basis with a focus on the potential impact of the vote on shareholder value.

Guidelines Pertaining to the Board of Directors

Ideally, the Board of Directors will comprise a majority of unrelated experienced directors, where an unrelated director is independent of management and is free from any relationship or interest that conflicts with the director’s ability to act in the best interests of shareholders. A Board of Directors should be large enough to allow for sufficient coverage of responsibilities, but should not be so large that meetings and discussions become cumbersome. All boards shall have an audit committee headed and staffed by outside directors. We are generally opposed to cumulative voting proposals, but acknowledge that it may be a useful tool if a board is unresponsive to shareholders. A staggered board is one in which some directors are elected to terms greater than one year. Our preference is for all directors to stand for election on an annual basis. While attendance is only one factor in evaluating a director’s effectiveness, we view absences without extenuating circumstances negatively. We believe that directors should be provided insurance against liability claims, so long as their actions were taken honestly and in good faith with a view to the best interests of the company. We will generally support the auditor recommended by the audit committee, but will review proposed changes in auditors on a case-by-case basis.

Guidelines Pertaining to Executive and Director Compensation

We consider individuals within a management team as integral to the execution of the company’s strategy. As a result, attracting and retaining qualified individuals through competitive compensation is necessary. Competitive compensation is considered in the context of what other leading companies in the same industries are paying to attract and retain their managers. Compensation should be tied to measurable performance and motivate managers to reach longer-term targets, rather than used as a reward for past performance. Furthermore, compensation should be tied to shareholder value so that the interests of both shareholders and managers are aligned.
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We are not opposed to stock options as a form of compensation, but we are critical of compensation packages that have excessive granting of options; that cause substantial dilution of the existing shareholders; that have no, or very short, vesting periods; and/or that have options priced below the current market price. We will not support the re- pricing or extension of previously issued options held by senior management. We prefer to see stock options distributed to key contributors to corporate prosperity, but generally do not support plans that are excessively concentrated in the hands of a single individual. We support companies that encourage their executives to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders. Compensation measures such as “golden parachutes” and corporate loans to individual managers are often justified by companies as ways of attracting and retaining quality managers; however, these compensation items are often abused, and we are opposed to compensation measures that are excessive and outside of competitive industry practices.

With respect to director compensation, appropriate board members provide valuable experience and strategic support to the company, and competitive compensation is necessary to attract and retain these individuals. Compensation should be aligned with the interests of shareholders and managers. We support companies that encourage their board members to buy and hold a meaningful number of shares in the company so that they have the same financial interest as other shareholders.

Guidelines Pertaining to Takeover Protection

Takeover protection measures are created to guard against takeover bids that do not represent a fair value for the company’s assets. The main purpose of a shareholder rights plan is to ensure equal treatment for all shareholders and to provide the board sufficient time to consider alternatives. We generally will not support plans that are anti-takeover in nature and serve to entrench the power of incumbent management and boards. However, we will generally support takeover protection measures that protect the rights and interests of all shareholders and seek to maximize shareholder value.

Guidelines Pertaining to Shareholder Rights

A multiple-voting class structure refers to unequal voting rights between classes of shares. This potentially allows minority shareholders with multiple voting rights to impose their interests over those of all other shareholders. Therefore, we generally will not support the creation or extension of multiple-voting structures. We will support the replacement of multiple-voting structure with one vote per share, given the cost of such change is modest and is in the best interest of non-controlling shareholders.

While supermajority requirements are appropriate in some circumstances, it can be subject to abuse and act as an anti-takeover mechanism. While a two-thirds supermajority (66.7%) is most common and is considered reasonable, we will review supermajority proposals requiring more than a two-thirds majority on a case-by-case basis.

We acknowledge that the Board may need the flexibility to issue shares to meet changing financial conditions, such as stock splits, restructurings, acquisitions, stock option plans, or takeover defenses. We will review proposals on a case-by-case basis to determine if the amount requested is necessary for sound business reasons.

“Blank cheque” preferred shares usually carry a preference in dividends, rank ahead of common shares upon liquidation, and give the board broad discretion (a “blank cheque”) to establish voting, dividend, conversion, and other rights in respect to these shares. Once those shares have been authorized, shareholders have no further power to determine how or when they will be allocated. Due to the potential for abuse, we generally will not support the authorization of, or an increase in, “blank cheque” preferred shares.

Linked proposals are resolutions that link two issues together. They may be used to pass proposals that would not be approved if they were proposed individually. We generally will not support linked proposals except in the case where each individual issue contained in the proposal is in the best interests of shareholders. Each issue within a linked proposal will be considered as being mutually exclusive of each other.

Shareholders should have the right to bring relevant proposals to the annual general meeting. These proposals should be included on the proxy ballot for consideration by all shareholders. Certain shareholder proposals put unreasonable constraints on management and the Board, which may hinder the company’s ability to create long-term shareholder value. We will review shareholder proposals on a case-by-case basis.
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Voting Procedures

The firm is responsible for directing how proxies relating to any securities of the Fund are to be voted. The firm is required to follow the guidelines set forth in this Proxy Voting Guideline. The Board of Directors of the firm oversees the proxy voting process and reviews proxy voting results, policies, and procedures on an annual basis to ensure that securities held by the Fund are voted in accordance with the Policies.

Conflicts of Interest

Premise Capital may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

Premise Capital will use its best efforts to identify and resolve potential conflicts of interest. When the firm becomes aware of any vote that presents a conflict, the conflict will be reported to the CCO and proxies will be voted in a manner consistent with the best interests of the firm’s clients and shareholders of the Funds  (“Trust”), without regard to any other business relationship that may exist. In cases where a conflict of interest arises between the interests of shareholders of the Trust and those of Premise Capital or any affiliate or associate of the Trust, Premise Capital will always vote in accordance with the best interests of the Trust.

Premise Capital may determine that there is a conflict of interest as a result of:

●
Significant business relationships. Premise Capital will consider whether the matter involves an issuer or proponent with which the firm has a significant business relationship. Premise Capital has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients, and broker-dealers. For this purpose, a “significant business relationship” is one that is reasonably likely to create an incentive for the adviser to vote in favor of management.

●
Significant personal or family relationships. Premise Capital will consider whether the matter involves an issuer, proponent, or individual with which an employee of the firm has a significant personal or family relationship. For this purpose, a “significant personal or family relationship” is one that would be reasonably likely to influence how the adviser votes the proxy.

In the event the CCO determines that the firm has a conflict of interest with respect to a proxy proposal, the CCO shall also determine whether the conflict is material to that proposal. The CCO may determine on a case-by-case basis that a particular proposal does not involve a material conflict of interest. If the CCO determines that a conflict is not material, then the firm may vote the proxy in a manner consistent with the best interests of the firm’s clients and shareholders of the Trust.

In the event the CCO determines that the firm has a material conflict of interest with respect to a proxy proposal, the firm will vote on the proposal in accordance with the determination of the CCO. Alternatively, prior to voting on the proposal, the firm may:

●	Contact an independent third party to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy).

●
With respect to clients that are not subject to ERISA, fully disclose the nature of the conflict to the client in the case of the Trust, the Trust’s CCO, and obtain the consent of the client or the Trust’s Board of Trustees (“Board”) as to how Premise Capital will vote on the proposal

●	Otherwise obtain instructions from the client or the board as to how the proxy should be voted.

Premise Capital may not address a material conflict of interest by abstaining from voting unless the CCO, the third party, the client, or the Trust’s CCO or Board, as appropriate, has determined that abstaining from voting on the proposal is in the  client’s or the Trust’s best interests or that the potential costs involved with voting the proxy outweigh the potential benefits to a client, the Fund, or its shareholders.

The CCO shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the adviser does not have a material conflict of interest with respect to a particular matter.

Books and Records Relating to Proxies

In connection with voting proxies and this Proxy Voting Policy, the firm shall maintain (in hardcopy or electronic form) such books and records as may be required by applicable law, rules, or regulations, including:

●	The firm’s policies and procedures relating to voting proxies
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●	A copy of each proxy statement that the firm receives regarding clients’ securities, provided that the firm may rely on:

●
A third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, a copy of proxy statements or by obtaining a copy of proxy statements from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system;

●
A record of each vote cast by the firm on behalf of clients, provided that the firm may rely on a third party to make and retain, on the firm’s behalf, pursuant to a written undertaking, records of votes cast;

●	Copies of any documents created by the firm that were material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for that decision; and

●
A record of each written client request for proxy voting information and a copy of any written response by the firm to any written or oral client request for information on how the firm voted proxies on behalf of the requesting client.

●
Such books and records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an easily accessible location at an appropriate office of the firm.

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PART C:  OTHER INFORMATION

Item 28.  Exhibits

(a)	(i)
Certificate of Trust dated February 9, 2012 of ETF Series Solutions (the "Trust" or the "Registrant") is incorporated herein by reference to Exhibit (a)(i) to the Registrant's Registration Statement on Form N-1A, as filed on February 17, 2012.

(ii)
Registrant's Agreement and Declaration of Trust dated February 17, 2012 is incorporated herein by reference to Exhibit (a)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on February 17, 2012.

(b)
Registrant's Amended and Restated Bylaws dated August 18, 2014, are incorporated herein by reference to Exhibit (b) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(c)			Not applicable.
(d)	(i)	(A)
Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC dated December 23, 2014 is incorporated herein by reference to Exhibit (d)(i)(A) to the Registrant's Registration Statement on Form N-1A, as filed on July 6, 2015.

(B)
Amended Schedule A to Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC is incorporated herein by reference to Exhibit (d)(i)( B) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(C)
Amended Schedule A to Investment Advisory Agreement between the Trust and Exchange Traded Concepts, LLC (for Aerospace & Defense ETF, Drone ETF and Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.

	(ii)		Investment Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Mellon Capital Management Corporation dated December 23, 2014 – to be filed by subsequent amendment.
(iii)
Investment Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Penserra Capital Management, LLC is incorporated herein by reference to Exhibit (d)(v) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.

	(iv)	(A)
Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (d)(iv)(A) to the Registrant's Registration Statement on Form N-1A, as filed on July 6, 2015.

(B)
Amended Schedule A to Investment Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC is incorporated herein by reference to Exhibit (d)(iv)(B) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(C)
Amended Schedule A to Investment Sub-Advisory Agreement between Exchange Traded Concepts, LLC and Vident Investment Advisory, LLC (for Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.

(v)
Investment Advisory Agreement between the Trust and Validea Capital Management, LLC, dated November 17, 2014 is incorporated herein by reference to Exhibit (d)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(vi)
Investment Advisory Agreement between the Trust and Diamond Hill Capital Management, Inc., dated February 19, 2015 is incorporated herein by reference to Exhibit (d)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

	(vii)	(A)
Investment Advisory Agreement between the Trust and U.S. Global Investors, Inc. dated February 19, 2015 is incorporated herein by reference to Exhibit (d)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

		(B)	Amended Schedule A to Investment Advisory Agreement between the Trust and U.S. Global Investors, Inc. – to be filed by subsequent amendment.
(viii)
Investment Advisory Agreement between the Trust and AlphaMark Advisors, LLC dated February 19, 2015 is incorporated herein by reference to Exhibit (d)(viii) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(ix)
Investment Advisory Agreement between the Trust and AlphaClone, Inc. dated September 28, 2015 is incorporated herein by reference to Exhibit (d)(x) to the Registrant's Registration Statement on Form N-1A, as filed on October 23, 2015.

(x)
Investment Sub-Advisory Agreement between AlphaClone, Inc. and Vident Investment Advisory, LLC dated September 28, 2015 is incorporated herein by reference to Exhibit (d)(xi) to the Registrant's Registration Statement on Form N-1A, as filed on October 23, 2015.

(xi)
Investment Advisory Agreement between the Trust and Aptus Capital Advisors, LLC dated February 18, 2016 is incorporated herein by reference to Exhibit (d)(xi) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

(xii)
Investment Sub-Advisory Agreement between Aptus Capital Advisors, LLC and Penserra Capital Management LLC dated February 18, 2016 is incorporated herein by reference to Exhibit (d)(xii) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

	(xiii)		Investment Advisory Agreement between the Trust and Premise Capital, LLC – filed herewith.
(e)	(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC (AlphaClone Alternative Alpha ETF) dated May 16, 2012 is incorporated herein by reference to Exhibit (e)(i) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

	(ii)	(A)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Vident ETFs) dated August 22, 2013 is incorporated herein by reference to Exhibit (e)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on September 5, 2013.

(B)
Amended Schedule A to Distribution Agreement between the Trust and Quasar Distributors, LLC (Vident ETFs) is incorporated herein by reference to Exhibit (e)(ii)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 14, 2014.

(iii)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Deep Value ETF) dated July 31, 2014 is incorporated herein by reference to Exhibit (e)(iii) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(iv)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Falah Russell-IdealRatings U.S. Large Cap ETF) dated July 31, 2014 is incorporated herein by reference to Exhibit (e)(iv) to the Registrant's Registration Statement on Form N-1A, as filed on September 9, 2014.

(v)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Validea Market Legends ETF) dated November 17, 2014 is incorporated herein by reference to Exhibit (e)(v) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(vi)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Master Income ETF) is incorporated herein by reference to Exhibit (e)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.

(vii)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Diamond Hill Valuation-Weighted 500 ETF) is incorporated herein by reference to Exhibit (e)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

	(viii)	(A)
Distribution Agreement between the Trust and Quasar Distributors, LLC (U.S. Global Jets ETF) dated February 19, 2015 is incorporated herein by reference to Exhibit (e)(vii) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

		(B)	Amended Schedule A to Distribution Agreement between the Trust and Quasar Distributors, LLC (U.S. Global ETFs) – to be filed by subsequent amendment.
(ix)
Distribution Agreement between the Trust and Quasar Distributors, LLC (AlphaMark Actively Managed Small Cap ETF) is incorporated herein by reference to Exhibit (e)(ix) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(x)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Loncar Cancer Immunotherapy ETF) is incorporated herein by reference to Exhibit (e)(xi) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(xi)
Distribution Agreement between the Trust and Quasar Distributors, LLC (AlphaClone ETFs) dated August 17, 2015 is incorporated herein by reference to Exhibit (e)(xii) to the Registrant's Registration Statement on Form N-1A, as filed on October 23, 2015.

	(xii)		Distribution Agreement between the Trust and Quasar Distributors, LLC (Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.
	(xiii)		Distribution Agreement between the Trust and Quasar Distributors, LLC (Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.
(xiv)
Distribution Agreement between the Trust and Quasar Distributors, LLC (Aptus Behavioral Momentum ETF) dated February 18, 2016 is incorporated herein by reference to Exhibit (e)(xiv) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

	(xv)		Distribution Agreement between the Trust and Quasar Distributors, LLC (Premise Capital Frontier Advantage Diversified Tactical ETF) – filed herewith.

	(xvi)		Form of Authorized Participant Agreement is incorporated herein by reference to Exhibit (e)(iii) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.
(f)			Not applicable.
(g)	(i)	(A)
Custody Agreement between the Trust and U.S. Bank National Association dated May 16, 2012 is incorporated herein by reference to Exhibit (g) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Amended Exhibit C (AlphaClone ETFs) and Amended Exhibit D (Loncar Cancer Immunotherapy ETF) to Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(B) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

		(C)	Amended Exhibit E (Vident Funds) to Custody Agreement – is incorporated herein by reference to Exhibit (g)(i)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 14, 2014.
(D)
Exhibit F (Deep Value ETF) and Exhibit G (Falah Russell-IdealRatings U.S. Large Cap ETF) to Custody Agreement, dated July 31, 2014 are incorporated herein by reference to Exhibit (g)(i)(C) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(E)
Exhibit H (Validea Market Legends ETF) to Custody Agreement dated November 17, 2014 is incorporated herein by reference to Exhibit (g)(i)(D) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(F)
Exhibit I (Diamond Hill Valuation-Weighted 500 ETF) to Custody Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (g)(i)(E) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

		(G)	Exhibit J (Master Income ETF) to Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(F) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.
(H)(1)
Exhibit K (U.S. Global ETFs) to Custody Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (g)(i)(G) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

		(H)(2)	Amended Exhibit K (U.S. Global ETFs) to Custody Agreement – to be filed by subsequent amendment.
(I)
Exhibit L (AlphaMark Actively Managed Small Cap ETF) to Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(H) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(J)
Exhibit N (Aptus Behavioral Momentum ETF) to Custody Agreement is incorporated herein by reference to Exhibit (g)(i)(J) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

		(K)	Exhibit P (Premise Capital Frontier Advantage Diversified Tactical ETF) to Custody Agreement – filed herewith.
		(L)	Exhibit to Custody Agreement (Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.
		(M)	Exhibit to Custody Agreement (Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.
(h)	(i)	(A)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(i) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Amended Exhibit B (AlphaClone ETFs) and Exhibit C (Loncar Cancer Immunotherapy ETF to Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(B) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(C)
Amended Exhibit D (Vident Funds) to Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 14, 2014.

(D)
Exhibit E (Deep Value ETF) and Exhibit F (Falah Russell-IdealRatings U.S. Large Cap ETF) to Fund Administration Servicing Agreement, dated July 31, 2014 are incorporated herein by reference to Exhibit (h)(i)(C) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(E)
Exhibit G (Validea Market Legends ETF) to Fund Administration Servicing Agreement dated November 17, 2014 is incorporated herein by reference to Exhibit (h)(i)(D) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(F)
Exhibit H (Diamond Hill Valuation-Weighted 500 ETF) to Fund Administration Servicing Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(i)(E) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

(G)
Exhibit I (Master Income ETF) to Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(F) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.

(H)(1)
Exhibit J (U.S. Global ETFs) to Fund Administration Servicing Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(i)(G) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

	(H)(2)	Amended Exhibit J (U.S. Global ETFs) to Fund Administration Servicing Agreement – to be filed by subsequent amendment.
(I)
Exhibit K (AlphaMark Actively Managed Small Cap ETF) to Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(H) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(J)
Exhibit M (Aptus Behavioral Momentum ETF) to Fund Administration Servicing Agreement is incorporated herein by reference to Exhibit (h)(i)(J) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

	(K)	Exhibit O (Premise Capital Frontier Advantage Diversified Tactical ETF) to Fund Administration Servicing Agreement – filed herewith.
	(L)	Exhibit to Fund Administration Servicing Agreement (Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.
	(M)	Exhibit to Fund Administration Servicing Agreement (Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.
(ii)	(A)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (h)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Amended Exhibit A (AlphaClone ETFs) and Amended Exhibit B (Loncar Cancer Immunotherapy ETF) to Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(ii)(B) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(C)
Amended Exhibit C (Vident Funds) to Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(ii)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 14, 2014.

(D)
Exhibit D (Deep Value ETF) and Exhibit E (Falah Russell-IdealRatings U.S. Large Cap ETF) to Fund Accounting Servicing Agreement, dated July 31, 2014 are incorporated herein by reference to Exhibit (h)(ii)(C) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(E)
Exhibit F (Validea Market Legends ETF) to Fund Accounting Servicing Agreement dated November 17, 2014 is incorporated herein by reference to Exhibit (h)(ii)(D) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(F)
Exhibit G (Diamond Hill Valuation-Weighted 500 ETF) to Fund Accounting Servicing Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(ii)(E) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

(G)
Exhibit H (Master Income ETF) to Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(ii)(F) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.

(H)(1)
Amended Exhibit I (U.S. Global ETFs) to Fund Accounting Servicing Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(ii)(G) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

	(H)(2)	Amended Exhibit I (U.S. Global ETFs) to Fund Accounting Servicing Agreement – to be filed by subsequent amendment.
(I)
Exhibit J (AlphaMark Actively Managed Small Cap ETF) to Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(ii)(H) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(J)
Exhibit L (Aptus Behavioral Momentum ETF) to Fund Accounting Servicing Agreement is incorporated herein by reference to Exhibit (h)(ii)(J) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

	(K)	Exhibit N (Premise Capital Frontier Advantage Diversified Tactical ETF) to Fund Accounting Servicing Agreement – filed herewith.
	(L)	Exhibit to Fund Accounting Servicing Agreement (Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.

		(M)	Exhibit to Fund Accounting Servicing Agreement (Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.
	(iii)	(A)
Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated May 16, 2012 is incorporated herein by reference to Exhibit (d)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(B)
Amendment dated July 1, 2015 to Transfer Agent Agreement between the Trust and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to Exhibit (h)(iii)(B) to the Registrant's Registration Statement on Form N-1A, as filed on July 6, 2015.

(C)
Amended Exhibit A (AlphaClone ETFs) and Amended Exhibit B (Loncar Cancer Immunotherapy ETF) to Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(iii)(C) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

(D)
Amended Exhibit C (Vident Funds) to Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(iii)(B) to the Registrant's Registration Statement on Form N-1A, as filed on October 14, 2014.

(E)
Exhibit D (Deep Value ETF) and Exhibit E (Falah Russell-IdealRatings U.S. Large Cap ETF) to Transfer Agent Agreement, dated July 31, 2014 are incorporated herein by reference to Exhibit (h)(iii)(C) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.

(F)
Exhibit F (Validea Market Legends ETF) to Transfer Agent Agreement dated November 17, 2014 is incorporated herein by reference to Exhibit (h)(iii)(D) to the Registrant's Registration Statement on Form N-1A, as filed on December 5, 2014.

(G)
Exhibit G (Diamond Hill Valuation-Weighted 500 ETF) to Transfer Agent Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(iii)(E) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.

(H)
Exhibit H (Master Income ETF) to Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(iii)(F) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.

(I)(1)
Amended Exhibit I (U.S. Global ETFs) to Transfer Agent Agreement dated February 19, 2015 is incorporated herein by reference to Exhibit (h)(iii)(G) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.

		(I)(2)	Amended Exhibit I (U.S. Global ETFs) to Transfer Agent Agreement – to be filed by subsequent amendment.
(J)
Exhibit J (AlphaMark Actively Managed Small Cap ETF) to Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(iii)(H) to the Registrant's Registration Statement on Form N-1A, as filed on April 20, 2015.

(K)
Exhibit L (Aptus Behavioral Momentum ETF) to Transfer Agent Agreement is incorporated herein by reference to Exhibit (h)(iii)(K) to the Registrant's Registration Statement on Form N-1A, as filed on June 21, 2016.

		(L)	Exhibit N (Premise Capital Frontier Advantage Diversified Tactical ETF) to Transfer Agent Agreement – filed herewith.
		(M)	Exhibit to Transfer Agent Agreement (Aerospace & Defense ETF and Drone ETF) – to be filed by subsequent amendment.
		(N)	Exhibit to Transfer Agent Agreement (Whetstone Energy Infrastructure ETF) – to be filed by subsequent amendment.
	(iv)	(A)	Powers of Attorney dated May 21, 2014 are incorporated herein by reference to Exhibit (h)(iv) to the Registrant's Registration Statement on Form N-1A, as filed on June 9, 2014.
		(B)	Powers of Attorney dated August 22, 2014 are incorporated herein by reference to Exhibit (h)(iv)(B) to the Registrant's Registration Statement on Form N-1A, as filed on September 8, 2014.
	(v)	(A)
Compliance Services Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated August 17, 2015 is incorporated herein by reference to Exhibit (h)(v)(A) to the Registrant's Registration Statement on Form N-1A, as filed on September 18, 2015.

		(B)	Amended Exhibit A dated July 18, 2016 to Compliance Services Agreement – filed herewith.
		(C)	Amended Exhibit A to Compliance Services Agreement (New Series) – to be filed by subsequent amendment.
(vi)
Certificate of Secretary dated September 1, 2015 with respect to powers of attorney is incorporated herein by reference to Exhibit (h)(vi) to the Registrant's Registration Statement on Form N-1A, as filed on September 3, 2015.

(i)			Opinion and Consent of Counsel – filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)			Not applicable.

(l)	(i)
Initial Capital Agreement between the Trust and U.S. Bancorp Fund Services, LLC dated April 23, 2012 is incorporated herein by reference to Exhibit (l)(i) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(ii)
Letter of Representations between the Trust and Depository Trust Company dated May 21, 2012 is incorporated herein by reference to Exhibit (l)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(m)	(i)	(A)	Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.
		(B)	Amended Schedule A dated July 18, 2016 to Rule 12b-1 Plan – filed herewith.
		(C)	Amended Schedule A to Rule 12b-1 Plan (New Series) – to be filed by subsequent amendment.
(n)			Not applicable.
(o)			Reserved.
(p)	(i)		Code of Ethics for the Trust is incorporated herein by reference to Exhibit (p)(i) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.
(ii)
Code of Ethics for Exchange Traded Concepts, LLC dated January 31, 2012 is incorporated herein by reference to Exhibit (p)(ii) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2012.

(iii)
Code of Ethics for Quasar Distributors, LLC dated March 17, 2014 is incorporated herein by reference to Exhibit (p)(iv) to the Registrant's Registration Statement on Form N-1A, as filed on May 23, 2014.

(iv)
Code of Ethics for Mellon Capital Management Corporation dated March 12, 2013 is incorporated herein by reference to Exhibit (p)(iv) to the Registrant's Registration Statement on Form N-1A, as filed on September 5, 2013.

	(v)		Code of Ethics for Validea Capital Management, LLC – is incorporated herein by reference to Exhibit (p)(v) to the Registrant's Registration Statement on Form N-1A, as filed on March 14, 2016.
	(vi)		Code of Ethics for Diamond Hill Capital Management, Inc. is incorporated herein by reference to Exhibit (p)(vi) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2015.
	(vii)		Code of Ethics for Penserra Capital Management, LLC is incorporated herein by reference to Exhibit (p)(viii) to the Registrant's Registration Statement on Form N-1A, as filed on December 31, 2014.
(viii)
Code of Ethics for Vident Investment Advisory, LLC dated October 31, 2014 is incorporated herein by reference to Exhibit (p)(ix) to the Registrant's Registration Statement on Form N-1A, as filed on December 30, 2014.

	(ix)		Code of Ethics for U.S. Global Investors, Inc. is incorporated herein by reference to Exhibit (p)(ix) to the Registrant's Registration Statement on Form N-1A, as filed on April 22, 2015.
	(x)		Code of Ethics for AlphaMark Advisors, LLC is incorporated herein by reference to Exhibit (p)(x) to the Registrant's Registration Statement on Form N-1A, as filed April 20, 2015.
	(xi)		Code of Ethics for AlphaClone, Inc. is incorporated herein by reference to Exhibit (p)(xii) to the Registrant's Registration Statement on Form N-1A, as filed on October 23, 2015.
	(xii)		Code of Ethics for Aptus Capital Advisors, LLC is incorporated herein by reference to Exhibit (p)(xii) to the Registrant's Registration Statement on Form N-1A, as filed on March 17, 2016.
	(xiii)		Code of Ethics for Premise Capital, LLC – filed herewith.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's or officer's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser

This Item incorporated by reference each investment adviser's Uniform Application for Investment Adviser Registration ("Form ADV") on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.  Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust's Statement of Additional Information.

Investment Adviser	SEC File No.
AlphaClone, Inc.	801-70889
AlphaMark Advisors, LLC	801-58156
Aptus Capital Advisors, LLC	801-107723
Diamond Hill Capital Management, Inc.	801-32176
Exchange Traded Concepts, LLC	801-70485
Mellon Capital Management Corporation	801-19785
Penserra Capital Management, LLC	801-80466
Premise Capital, LLC	801-74819
U.S. Global Investors, Inc.	801-4868
Validea Capital Management, LLC	801-66767
Vident Investment Advisory, LLC	801-80534

Item 32.  Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jacob Funds, Inc.
Advisors Series Trust	Jensen Portfolio, Inc.
Aegis Funds	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	LKCM Funds
Alpha Architect ETF Trust	LoCorr Investment Trust
Alpine Equity Trust	Lord Asset Management Trust
Alpine Income Trust	MainGate Trust
Alpine Series Trust	Managed Portfolio Series
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds

CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
FundX Investment Trust	Series Portfolio Trust
Glenmede Fund, Inc.	Stone Ridge Trust
Glenmede Portfolios	Stone Ridge Trust II
Greenspring Fund, Inc.	Stone Ridge Trust III
Guinness Atkinson Funds	Thompson IM Funds, Inc.
Harding Loevner Funds, Inc.	Trust for Professional Managers
Hennessy Funds Trust	Trust for Advised Portfolios
Horizon Funds	USA Mutuals
Hotchkis & Wiley Funds	Wall Street EWM Funds Trust
Intrepid Capital Management Funds Trust	Westchester Capital Funds
IronBridge Funds, Inc.	Wisconsin Capital Funds, Inc.
YCG Funds

(b)	To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1)  This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)  This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)  This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)	Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:
Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant's Custodian	U.S. Bank, National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant's Principal Underwriter	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Records Relating to:	Are located at:
Registrant's Investment Advisers
AlphaClone, Inc.
One Market Street, Steuart Tower
Suite 1208
San Francisco, California 94105

AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
Ft. Mitchell, Kentucky 41017

Aptus Capital Advisors, LLC
407 Johnson Avenue
Fairhope, Alabama 36532

Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
 Oklahoma City, Oklahoma 73120

Premise Capital, LLC
300 E. 5th Avenue, Suite 265
Naperville, IL 60563

U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Validea Capital Management LLC
363 Ridgewood Road
 West Hartford, Connecticut 06107

Registrant's Investment Sub-Advisers
Mellon Capital Management Corporation
50 Fremont Street
San Francisco, California 94105

Penserra Capital Management, LLC
140 Broadway, 26th Floor
New York, New York 10005

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Item 34.  Management Services
Not applicable.

Item 35.  Undertakings
Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on July 22, 2016.

ETF Series Solutions

By: /s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on July 22, 2016.

Signature	Title

*/s/ Ronald T. Beckman	Trustee
Ronald T. Beckman

*/s/ David A. Massart	Trustee
David A. Massart

*/s/ Leonard M. Rush	Trustee
Leonard M. Rush

*/s/ Michael A. Castino	Trustee
Michael A. Castino

*/s/ Paul R. Fearday	President
Paul R. Fearday

*/s/ Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/ Michael D. Barolsky Michael D. Barolsky, Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(d)(xiii)	Investment Advisory Agreement
(e)(xv)	Distribution Agreement
(g)(i)(K)	Exhibit P to Custody Agreement
(h)(i)(K)	Exhibit O to Fund Administration Servicing Agreement
(h)(ii)(K)	Exhibit N to Fund Accounting Servicing Agreement
(h)(iii)(L)	Exhibit N to Transfer Agent Agreement
(h)(v)(B)	Amended Exhibit A to Compliance Services Agreement
(i)	Opinion and Consent of Counsel
(j)	Consent of Independent Registered Public Accounting Firm
(m)(i)(B)	Amended Schedule A to Rule 12b-1
(p)(xiii)	Code of Ethics